TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Repurchase agreement & stock lending [Member] | Carrying value of transferred assets [Member]
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss		£ 6,815	£ 9,946
Financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)		7,279	19,359
Repurchase agreement & stock lending [Member] | Carrying value of associated liabilities [Member]
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss		961	3,257
Financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)		5,337	16,753
Securitisation programme [Member] | Carrying value of transferred assets [Member]
Financial assets at amortised cost:
Loans and advances to customers	[1]	41,674	35,475
Securitisation programme [Member] | Carrying value of associated liabilities [Member]
Financial assets at amortised cost:
Loans and advances to customers	[1]	£ 5,479	£ 3,660

[1]	The carrying value of associated liabilities excludes securitisation notes held by the Group of 31,701 million (31 December 2017: 21,536 million).